Revenues (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure Of Revenue Explanatory [Abstract]
Disclosure of detailed information about net sales from operations [text block]

Net sales from operations

(€ million)	2017	2016	2015
Revenues from sales and services	66,920	55,764	72,290
Change in contract work in progress	(1)	(2)	(4)
	66,919	55,762	72,286

Revenues from sales were stated net of the following items:

(€ million)	2017	2016	2015
Excise taxes	11,378	11,913	11,889
Services recharged to joint venture partners	4,702	4,441	5,609
Sales to service station managers for sales billed to holders of credit cards	1,675	1,553	1,643
Exchanges of oil sales (excluding excise taxes)	994	878	1,154
	18,749	18,785	20,295

Disclosure of detailed information about Other income and revenues [Text Block]

Other income and revenues

(€ million)	2017	2016	2015
Gains from sale of assets and businesses	3,288	14	459
Gains on price adjustments under overlifting/underlifting transactions	166	238	253
Lease and rental income	84	81	85
Contract penalties and other trade revenues	42	72	36
Compensation for damages	9	122	36
Other proceeds(*)	469	404	383
	4,058	931	1,252

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(*)	Each individual amount included herein was lower than €50 million.